Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [abstract]
Derivative liabilities	¥ 25,108	¥ 40,721
Lease liabilities	619,639	479,351
Financial liabilities associated with programs to sell certain receivables	79,062	78,041
Financial liabilities associated with contingent consideration arrangements	7,772	8,139	¥ 5,844
Other	99,673	113,554
Total	831,254	719,806
Non-current	687,833	534,269
Current	¥ 143,421	¥ 185,537